UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey            May 15, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          33


Form 13F Information Table Value Total:     $64,226
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

 						   FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                          March 31, 2009
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                      COM        002824100          7546           158205SH             SOLE
ABIOMED INC                      COM        003654100           304            62111SH             SOLE
AETERNA LAB                      COM        007975204            30            34647SH             SOLE
ALEXION PHARMACEUTICALS INC      COM        015351109          5533           146915SH             SOLE
ALPHATEC HOLDINGS                COM        02081G102            31            17605SH             SOLE
AUXILIUM PHARMACEUTICALS INC     COM        05334D107           915            33024SH             SOLE
BAXTER INTL INC                  COM        071813109          4452            86932SH             SOLE
BIOMARIN PHARMACEUTICAL INC      COM        09061G101          2141           173359SH             SOLE
BRISTOL MYERS SQUIBB CO          COM        110122108           734            33500SH             SOLE
CELGENE CORP                     COM        151020104          3732            84043SH             SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A       192446102          4190           201530SH             SOLE
COSTCO WHSL CORP NEW             COM        22160K105           856            18480SH             SOLE
COUGAR BIO                       COM        222083107          1569            48724SH             SOLE
DR REDDYS LABS LTD               ADR        256135203          1740           184140SH             SOLE
EDWARDS LIFESCIENCES CORP        COM        28176E108          1425            23499SH             SOLE
GENZYME CORP                     COM        372917104          1342            22600SH             SOLE
GILEAD SCIENCES INC              COM        375558103          2479            53531SH             SOLE
ILLUMINA INC                     COM        452327109          4795           128770SH             SOLE
INCYTE CORP                      COM        45337C102           542           231832SH             SOLE
K V PHARMACEUTICAL CO            CL A       482740206           361           218600SH             SOLE
LIFE TECHNOLOGIES CORP           COM        53217V109           780            24000SH             SOLE
MCKESSON CORP                    COM        58155Q103          3858           110119SH             SOLE
MICROMET INC                     COM        59509C105           669           211917SH             SOLE
NUVASIVE INC                     COM        670704105          2511            79997SH             SOLE
PHARMAXIS LTD                    SPON GDR   71715J105           225            14014SH             SOLE
SEATTLE GENETICS INC             COM        812578102           929            94242SH             SOLE
ST JUDE MED INC                  COM        790849103          2141            58936SH             SOLE
SUCAMPO PHARMACEUTICALS INC      CL A       864909106           671           109436SH             SOLE
TECHNE CORP                      COM        878377100          1799            32881SH             SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR        881624209           716            15900SH             SOLE
THORATEC CORP                    COM NEW    885175307          1528            59499SH             SOLE
VOLCANO CORP                     COM        928645100          1658           113947SH             SOLE
WYETH                            COM        983024100          2024            47023SH             SOLE

